Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Investment Company, Capital Share Transactions [Abstract]
Payments for fees	$ 0.2	$ 0.2	[1]	$ 0.2	[1]

[1]	Retrospectively revised (see note 18)